Annual Total Returns[BarChart] - AIG Focused Dividend Strategy Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	12.09%	12.80%	39.91%	9.06%	(0.96%)	15.38%	20.24%	(11.29%)	19.86%	(6.05%)